Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2013
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$644,500	126,239	770,739
Segment operating income (loss)	$89,162	(14,819)	74,343
Non operating income, net			1,057
Consolidated earnings before income taxes			$75,400
Significant noncash items:
Share Based Compensation	$1,359	481	1,840
Depreciation and amortization	$7,564	6,745	14,309

	Year Ended December 31, 2014
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$672,068	168,474	840,542
Segment operating income (loss)	$92,290	(19,565)	72,725
Non operating income, net			12,769
Consolidated earnings before income taxes			$85,494
Significant noncash items:
Share Based Compensation	$1,341	588	1,929
Depreciation and amortization	$3,449	11,143	14,592

	Year Ended December 31, 2015
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$560,399	131,390	691,789
Segment operating income (loss)	$59,506	(28,834)	30,672
Non operating income, net			2,195
Consolidated earnings before income taxes			$32,867
Significant noncash items:
Share Based Compensation	$1,206	612	1,818
Depreciation and amortization	$3,591	10,573	14,164

Schedule Of Revenues By Major Product lines By Reporting Segments [Table Text Block]
Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Display drivers for large-size applications	$228,927	226,087	224,423
Display drivers for mobile handsets applications	232,019	238,467	170,705
Display drivers for consumer electronics applications	183,554	207,514	165,271
Others	126,239	168,474	131,390
	$770,739	840,542	691,789

Revenue from External Customers by Geographic Areas [Table Text Block]
The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Taiwan	$283,989	310,191	254,763
China	400,501	436,462	372,538
Other Asia Pacific (Korea and Japan)	84,695	88,047	53,053
Europe and America	1,554	5,842	11,435
	$770,739	840,542	691,789

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2014	2015
	(in thousands)

Taiwan	$56,128	53,413
China	951	914
U.S.	114	63
Japan	42	32
Korea	36	39
	$57,271	54,461

Schedule Of Accounts Receivable From Significant Customers By Reporting Segments [Table Text Block]
Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2014	2015
	(in thousands)

INX and its affiliates, not a related party since June 19, 2013	$58,530	39,311
Customer A and its affiliates	47,944	40,488
	$106,474	79,799

Sales Revenue, Net [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Driver IC segment:
INX and its affiliates, not a related party since June 19, 2013	$159,103	145,015	126,953
Customer A and its affiliates	117,793	133,649	116,456
	$276,896	278,664	243,409
Non-driver products segment:
INX and its affiliates, not a related party since June 19, 2013	$14,873	19,537	19,256
Customer A and its affiliates	12,466	18,456	22,345
	$27,339	37,993	41,601